Shareholder Report, Average Annual Return (Details)	8 Months Ended
	Jun. 30, 2024
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%	[1]
T-REX 2X Inverse NVIDIA Daily Target ETF - NAV [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(92.54%)	[1]
T-REX 2X Inverse NVIDIA Daily Target ETF - Market Price [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(92.49%)	[1]
T-REX 2X Long NVIDIA Daily Target ETF - NAV [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	575.94%	[2]
T-REX 2X Long NVIDIA Daily Target ETF - Market Price [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	575.92%	[2]
T-REX 2X Long Tesla Daily Target ETF - NAV [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(49.44%)	[3]
T-REX 2X Long Tesla Daily Target ETF - Market Price [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(49.44%)	[3]
T-REX 2X Inverse Tesla Daily Target ETF - NAV [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.87%)	[4]
T-REX 2X Inverse Tesla Daily Target ETF - Market Price [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.03%)	[4]

[1]	Periods less than one year have not been annualized.
[2]	Periods less than one year have not been annualized.
[3]	Periods less than one year have not been annualized.
[4]	Periods less than one year have not been annualized.